OTHER OPERATING GAINS & LOSSES (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Gain (loss) on termination of vessel leases					$ 8,327	$ 0
Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on termination of vessel leases	$ (12,200)		$ (12,200)	$ 20,600
Ship Finance International Limited [Member] | Front Century [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on termination of vessel leases		$ 20,600		$ 20,600
Increase/(decrease) in capital leased assets					$ 24,600
Cancellation fee on termination, per vessel			4,100
Ship Finance International Limited [Member] | Front Scilla [Member]
Property, Plant and Equipment [Line Items]
Cancellation fee on termination, per vessel			6,500
Ship Finance International Limited [Member] | Front Brabant [Member]
Property, Plant and Equipment [Line Items]
Cancellation fee on termination, per vessel			$ 3,600